Risk Management (Details) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CLP ($)
Risk Management (Details) [Line Items]
Market risk trading portfolio, description	For the Bank, the VaR estimate is made under the historical simulation methodology, which consists of observing the behavior of the profits and losses that would have occurred in the current portfolio if the market conditions for a given historical period had been in force, in order to infer the maximum loss on the basis of that information, with a given degree of confidence. The methodology has the advantage of precisely reflecting the historical distribution of the market variables and not requiring any assumptions regarding the distribution of specific probabilities. All the VaR measures are intended to determine the distribution function for a change in the value of a given portfolio, and once that distribution is known, to calculate the percentile related to the necessary degree of confidence, which will be equal to the value at risk by virtue of those parameters. As calculated by the Bank, the VaR is an estimate of the maximum expected loss of market value for a given portfolio over a 1–day horizon, with a 99.00% confidence level. It is the maximum 1–day loss that the Bank could expect to experience in a given portfolio, with a 99.00% confidence level. In other words, it is the loss that the Bank would expect to experience only 1.0% of the time. The VaR provides a single estimate of market risk which is not comparable from one market risk to another. Returns are calculated through the use of a 2–year time window or at least 520 data points obtained since the last reference date for calculation of the VaR going backward in time.
Total investment percentage	99.00%	99.00%	99.00%
Provision equivalent percentage	100.00%
Individual basis commercial loans, description	As of December 31, 2021, the expected credit losses related to corporate commercial loans includes MCh$87,418 measured from cash flow discounted methodology (MCh$119,537 in 2020).
Credit loss allowance	$ 964,016			$ 917,256
Mortgage and consumer loans	36,155,556			34,115,806
Debt additional allowance	2,066,000,000
Post-model adjustments for amount	59,000,000,000
Increase to provision	43,000,000,000
Holidays payment	7,667,563,000,000
Lieu of payment	27,415,000,000			31,447,000,000
Lieu of payment, gross	27,821,000,000			32,643,000,000
Lieu of payment, allowance	$ 403,000,000			1,196,000,000
Derivative instruments amount				$ 2,639,000,000
Derivative instruments percentage				1.58%
Liquidity, description	In response to the COVID-19 pandemic, the Chilean Central Bank established two credit lines for banks to reinforce their liquidity: The first is the Credit Facility Conditioned to Increase of Loans (FCIC1), whose objective was for banks to continue financing households and companies’ loans. The FCIC1 amounted to US$24 billion for the whole banking system and have maturities of up to 4 years and must be secured by government bonds, corporate bonds or highly rated large commercial loans as collateral. The FCIC2 amounted US$16 billion and was available only for banks who must have previously drawn upon FCIC1. The FCIC3 was announced in January 2021 and amounted to US$10 billion. The second credit line was the Liquidity Credit line (LCL) and it was an unsecured loan facility that had maturities of up to 2 years. In addition, the LCL was limited to the aggregate amount of the liquidity reserve requirements of each bank. As of December 31, 2021, and 2020, we had borrowed Ch$5,611,439 and Ch$4,959,260, respectively, under these lines of credit.
Capital and reserves	$ 2,550,559,000,000			$ 2,343,580,000,000
Capital adequacy requirement, description	Chilean banks are required by the General Banking Law to maintain regulatory capital of at least 8% of risk-weighted assets, net of required loan loss allowance and deductions, and paid-in capital and reserves (“basic capital”) of at least 3% of total assets, net of required loan loss allowances. Regulatory capital and basic capital are calculated based on the consolidated financial statements prepared in accordance with the Compendium of Accounting Standards issued by the FMC the Chilean regulatory agency. As we are the result of the merger between two predecessors with a relevant market share in the Chilean market, we are currently required to maintain a minimum regulatory capital to risk-weighted assets ratio of 11%. As of December 31, 2021, the ratio of our regulatory capital to risk-weighted assets, net of loan loss allowance and deductions under BIS I, was 14.49% and our core capital ratio was 5.72%. Regulatory capital is defined as the aggregate of: ●a bank’s paid-in capital and reserves, excluding capital attributable to subsidiaries and foreign branches or basic capital; ●its subordinated bonds, valued at their placement price (but decreasing by 20.0% for each year during the period commencing six years prior to maturity), for an amount up to 50.0% of its basic capital; and ●its voluntary allowances for loan losses for an amount of up to 1.25% of risk weighted-assets,
Percentage of basic capital	8.00%	8.00%	8.00%
Minimum [Member]
Risk Management (Details) [Line Items]
Annual interest rate	0.60%	0.60%	0.60%
Maximum [Member]
Risk Management (Details) [Line Items]
Annual interest rate	7.20%	7.20%	7.20%
Confidence level 1 [Member]
Risk Management (Details) [Line Items]
Maximum percentage of provisions on renegotiated loans	97.00%
General Banking [Member]
Risk Management (Details) [Line Items]
Capital and reserves		$ 29	SFr 24,793